Leases (Details) - Schedule of Supplemental Cash Flow Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Cash Flow Information [Abstract]
Operating cash flows used in operating leases	$ 1,446	$ 1,231
Operating leases	$ 4,411	$ 320